Stock-Based Compensation (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number	12,359,322	11,822,100
Weighted-Average Grant Date Fair Value, Granted	$ 4.15	$ 0.33
Options, Granted	806,283
Share-based compensation arrangement by share-based payment award, terms of award	Two types of equity awards have been granted under the 2020 Plan: (1) service-based options and (2) service-based and performance-based restricted stock units. Service-based options typically vest over a four year service period with 25% of the award vesting on the first anniversary of the employee’s commencement date, and the balance thereafter in 36 equal monthly installments. Service-based restricted stock units typically vest over a four year service period with 25% of the award vesting on each anniversary of the employee’s vesting commencement date. Performance-based restricted stock units typically vest on the earliest date that any of the following occurs: (i) the Company attains an incremental capital investment, or (ii) other specified performance conditions. Options typically expire no later than 10 years from the date of grant.
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number	1,889,115
Weighted-Average Grant Date Fair Value, Granted	$ 4.40
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount	$ 7.2
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition	3 years 4 months 24 days
Options, Granted	1,901,515
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value, Granted	$ 10.12
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount	$ 10.6
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition	3 years 4 months 24 days
Options, Granted	1,889,051
2019 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	5 years
Award vesting rights, percentage	20.00%
Number of shares authorized	12,812,959
Share-based compensation arrangement by share-based payment award, options, outstanding, number	12,359,322
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount	$ 2.8
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition	1 year 4 months 24 days
2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Granted	10,800,000
2020 Equity Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number	1,889,115
2020 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, outstanding, number	1,686,031
Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options, Granted	2,000,000